Taxes (Schedule of Tax Reconciliation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Reconciliation of Unrecognized Tax Benefits
Unrecognized tax benefits, beginning of year	$ 763	$ 818	$ 611
Increases related to prior year tax positions	7	41	88
Decreases related to prior year tax positions	(17)	(112)	(232)
Increases related to current year tax positions	174	133	431
Settlements during the period	(89)	(117)	(80)
Lapse in statutes of limitations	0	0	0
Unrecognized tax benefits, end of year	$ 838	$ 763	$ 818